Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Mar. 31, 2026
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets, Net
	As of March 31,
	2026	2025
	$’000	$’000
Current
Prepaid professional fee (note a)	53	359
Prepaid information technology expenses	254	53
Prepaid office expenses	-	108
Prepaid marketing expenses	7	-
Other receivables	1,944	50
Others	65	7
Total prepaid expenses and other current assets, net - current	2,323	577

Non-current
Prepaid professional fee (note a)	503	352
Total prepaid expenses, net - non-current	503	352

Note:

(a)	Prepaid professional fee mainly represented virtual asset business solutions consultancy fee advanced to the advisors. The service is expected to be provided from year 2024 to year 2028.